Common shares	6 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Common shares	Common shares
2013 Equity Incentive Plan
In April 2021, we issued 276,369 shares of restricted stock to certain of our employees for no cash consideration. The share price on the issuance date was $18.38 per share. The vesting schedule for these restricted shares is (i) one-third of the shares vest on March 1, 2024, (ii) one-third of the shares vest on March 3, 2025, and (iii) one-third of the shares vest on March 2, 2026.
In June 2021, we reserved an additional 386,883 common shares, par value $0.01 per share, of the Company for issuance pursuant to the 2013 Equity Incentive Plan or "Plan". All other terms of the Plan remained unchanged.
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2021.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2020	3,806,773	$24.19
Granted	276,369	18.38
Vested	(362,565)	31.14
Forfeited	—	—
Outstanding and non-vested, June 30, 2021	3,720,577	$23.08
As of June 30, 2021, there were 3,720,577 unvested shares of restricted stock outstanding. Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2021 through December 31, 2021	$9,844	$596	$10,440
For the year ending December 31, 2022	13,952	488	14,440
For the year ending December 31, 2023	6,951	107	7,058
For the year ending December 31, 2024	2,482	—	2,482
For the year ending December 31, 2025	540	—	540
For the year ending December 31, 2026	58	—	58
	$33,827	$1,191	$35,018
 Dividend Payments
In February 2021, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on March 15, 2021 to all shareholders of record as of March 2, 2021.
In May 2021, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on June 15, 2021 to all shareholders of record as of May 21, 2021.
$250 Million Securities Repurchase Program
In September 2020, our Board of Directors authorized a new securities repurchase program to purchase up to an aggregate of $250 million of securities (the "$250 Million Securities Repurchase Program") which, in addition to our common shares, currently consist of our Senior Notes due 2025 (NYSE: SBBA), Convertible Notes due 2022 and Convertible Notes due 2025. Any future purchases of the Company’s securities will be made under the new $250 Million Securities Repurchase Program. As of June 30, 2021, there is $250 million available under the new $250 Million Securities Repurchase Program.
There were 7,519,324 common shares held in treasury at June 30, 2021 and December 31, 2020.
At the Market Offering Program
In November 2019, we entered into an “at the market” offering program (the "ATM Equity Program") pursuant to which we may sell up to $100 million of our common shares, par value $0.01 per share. As part of the ATM Program, we entered into an equity distribution agreement dated November 7, 2019 (the “Sales Agreement”), with BTIG, LLC, as sales agent (the “Agent”). In accordance with the terms of the Sales Agreement, we may offer and sell our common shares from time to time through the Agent by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions, or as otherwise agreed upon by the Agent and the Company.
There is $97.4 million of remaining availability under the ATM Equity Program as of June 30, 2021.
Shares outstanding
As of June 30, 2021, we had 58,369,516 common shares outstanding. These shares provide the holders with dividends and voting rights.